Property, plant and equipment and intangible assets (Tables)	12 Months Ended
Dec. 31, 2011
Property, plant and equipment and intangible assets
Schedule of property, plant and equipment and intangible assets

	As of December 31, 2011			As of December 31, 2010
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net

Land	695	—	695	356	—	356
Buildings	7,912	(1,890)	6,022	6,087	(1,110)	4,977
Installations	14,886	(3,708)	11,178	14,904	(4,231)	10,673
Equipment	12,549	(4,243)	8,306	10,948	(3,637)	7,311
Railroads	6,575	(1,930)	4,645	7,337	(2,357)	4,980
Mine development costs	26,955	(5,180)	21,775	28,010	(4,071)	23,939
Others	14,556	(4,126)	10,430	12,088	(2,987)	9,101
	84,128	(21,077)	63,051	79,730	(18,393)	61,337
Intangible assets	1,201	(67)	1,134	1,316	(42)	1,274
Construction in progress	25,845	—	25,845	21,759	—	21,759
Total	111,174	(21,144)	90,030	102,805	(18,435)	84,370